Shareholders' Equity (Deficit) Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended
	Jul. 17, 2012	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Jul. 24, 2012 Series A 8% Percent Convertible Preferred Stock [Member]	May 16, 2012 Series A 8% Percent Convertible Preferred Stock [Member]	Oct. 14, 2010 Series A 8% Percent Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, shares issued (shares)		0	89,291,773	0	89,291,773				89,291,773
Preferred stock dividend, percentage	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Proceeds from issuance of convertible preferred stock				$ 0	$ 0	$ 191,855,000			$ 191,900,000
Stock issuance costs									$ 2,100,000
Dividends payable (dollars per share)							$ 2.17
Preferred Stock converted into common stock (shares)							30,894,953